Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

Note 4: Acquisitions

Globo Transaction

In connection with our acquisition of Sky Brasil in 2006, Globo was granted the right, until January 2014, to require us to purchase all or a portion (but not less than half) of its 25.9% interest in Sky Brasil. In June 2010, Globo notified us that it was exercising its right to exchange 178.8 million shares representing approximately 19% of the ownership interests in Sky Brasil. In accordance with our agreement, Globo will have the right to exchange all (but not less than all) of its remaining equity interest in Sky Brasil until January 2014.

As a result of Globo’s notice, the fair value of the approximate 19% interest was determined to be $605 million by an independent investment bank according to a process specified by Globo and us in the related agreement. During the fourth quarter of 2010, we paid the purchase price in cash, which was recorded as a reduction to “Redeemable noncontrolling interest” in the Consolidated Balance Sheets, for their approximate 19% interest in Sky Brasil. In addition, we recorded $79 million of net deferred tax assets related to the acquisition of this interest as an offset to “Additional paid in capital” in the Consolidated Balance Sheets. We and our subsidiaries now own 93% of Sky Brasil and Globo owns the remaining 7%.

Liberty Transaction

On November 19, 2009, DIRECTV Group and Liberty Media obtained stockholder approval of and closed a series of related transactions which we refer to collectively as the Liberty Transaction. The Liberty Transaction included the split-off of certain of the assets of the Liberty Entertainment group into LEI, which was then split-off from Liberty. Following the split-off, DIRECTV Group and LEI merged with subsidiaries of DIRECTV. As a result of the Liberty Transaction, DIRECTV Group, which is comprised of the DIRECTV U.S. and DIRECTV Latin America businesses, and LEI, which held Liberty’s 57% interest in DIRECTV Group, a 100% interest in three regional sports networks, a 65% interest in Game Show Network, LLC, approximately $120 million in cash and cash equivalents and approximately $2.1 billion of indebtedness and a related series of equity collars, became wholly-owned subsidiaries of DIRECTV.

DIRECTV Group entered into the Liberty Transaction to eliminate the approximate 57% ownership interest in DIRECTV Group held by Liberty Media, thereby reducing the concentration of voting power in a single stockholder or group of affiliated stockholders. The merger also resulted in greater liquidity of the DIRECTV common stock, greater operating and governance independence and the elimination of the risk that Liberty could transfer control of DIRECTV without DIRECTV’s public stockholders participating in any control premium.

The holders of outstanding shares of DIRECTV Group common stock (other than direct or indirect subsidiaries of LEI) received one share of DIRECTV Class A common stock for each share of DIRECTV Group common stock held. The holders of outstanding shares of LEI Series A common stock and Series B common stock (other than Dr. John C. Malone and his family, or the Malones) received 1.11130 shares of DIRECTV Class A common stock for each share of LEI Series A or Series B common stock held. The Malones received 1.11130 shares of DIRECTV Class B common stock for each share of LEI Series B common stock held. Based on these terms, DIRECTV issued 408.4 million Class A shares to the holders of DIRECTV Group common stock other than LEI, and 501.1 million Class A and 21.8 million Class B shares to the former LEI stockholders. The 931.3 million total Class A and Class B shares issued by DIRECTV was 25.8 million less than the 957.1 million DIRECTV Group common shares outstanding immediately preceding the merger, as the exchange ratio contemplated the fact that LEI would be contributing net liabilities (excluding LEI’s interest in DIRECTV Group) to DIRECTV.

The Liberty Transaction has been accounted for using the acquisition method of accounting pursuant to accounting standards for business combinations. DIRECTV Group has been treated as the acquiring corporation in the Liberty Transaction for accounting and financial reporting purposes, and accordingly the historical financial statements of DIRECTV Group have become the historical financial statements of DIRECTV. The acquisition date fair value of consideration paid, in the form of DIRECTV common stock, for the assets and liabilities of LEI (excluding LEI’s interest in DIRECTV Group) has been allocated to a premium expensed at the close of the transaction as discussed in more detail below and to LEI’s other tangible and intangible assets acquired and liabilities assumed based on their estimated acquisition date fair values, with any excess being treated as goodwill. The assets, liabilities and results of operations of LEI have been consolidated beginning on the acquisition date, November 19, 2009.

The following table sets forth the final allocation of the purchase price to the LEI net liabilities assumed on November 19, 2009 (dollars in millions):

Total current assets	$244
Property and equipment	5
Goodwill	295
Investments and other assets	754
Total assets acquired	$1,298
Total current liabilities	$2,492
Other liabilities	259
Total liabilities assumed	$2,751
Net liabilities assumed	$1,453

Costs incurred to complete the transaction, including legal, accounting, financial printing, investment banking and other costs, totaled $43 million and have been included as an expense in “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations for the year ended December 31, 2009.

We do not expect that goodwill will be deductible for tax purposes. Goodwill is primarily related to the value of the three regional sports networks’ intangibles that do not qualify for separate recognition, such as exploitable advertising space, assembled production and distribution networks and assembled workforces.

The exchange ratio of LEI common stock to DIRECTV Group common stock was determined in a manner such that LEI stockholders as a group received a premium in the form of a larger economic interest in DIRECTV than would have been otherwise determined based on the relative fair values of DIRECTV Group and LEI. This premium, calculated as the value of the economic interest in DIRECTV distributed to LEI stockholders based on the fair value of the merged assets of DIRECTV as of November 19, 2009, in excess of the acquisition date fair value of the assets and liabilities of LEI, amounted to $337 million and has been expensed as a disproportionate distribution upon completion of the mergers in “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations for the year ended December 31, 2009.

The premium was calculated as follows (dollars in millions):

Former LEI stockholder interest in the fair value of the net assets of DIRECTV	$16,054
Less: Fair value of net assets contributed by LEI, including 57% interest in DIRECTV Group	15,717
Premium	$337

As part of the Liberty Transaction, DIRECTV assumed 16.7 million common stock options and stock appreciation rights issued by LEI. Since many of the replacement awards are held by individuals who remained employees of Liberty and did not become employees or directors of DIRECTV, they are reported as a liability at fair value by DIRECTV in accordance with accounting standards for non-employee awards. See Note 16 for additional information regarding these stock based awards.

Also, the assumed indebtedness included related equity collars which were in a liability position with an estimated negative fair value of approximately $369 million as of the acquisition date. We completed settlement of those equity collars during the first quarter of 2010. We accounted for the derivative financial instruments of the equity collars acquired as a net asset or liability at fair value.

For the year ended December 31, 2010, amounts recorded as “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations totaled $67 million, related to net gains recorded for the final settlement of the equity collars. See Note 10 for additional information regarding the indebtedness and equity collars.

For the year ended December 31, 2009, amounts charged to “Liberty transaction and related gains (charges)” in the Consolidated Statements of Operations totaled $491 million, and include the $337 million premium, $111 million of net losses recorded for the partial settlement and fair value adjustment of the equity collars and non-employee stock based awards from the acquisition date to December 31, 2009 and the $43 million of acquisition related costs.

Cash paid, net of cash acquired in connection with the transaction was $97 million and includes a $226 million repayment of LEI’s existing loan from Liberty at the close of the transaction and $43 million of cash paid for transaction costs, partially offset by $120 million in cash at LEI, and $56 million of cash at the regional sports networks.

We assigned $228 million to definite lived intangible assets of the regional sports networks for affiliate and advertising relationships. The weighted average life of these intangibles is 19 years. These intangibles are included in the Trade name and other component of “Intangible assets, net” in the Consolidated Balance Sheets.

The following selected unaudited pro forma information is being provided to present a summary of the combined results of DIRECTV and Liberty Entertainment for the year ended December 31, 2009 as if the acquisition had occurred as of the beginning of the period, giving effect to purchase accounting adjustments. The pro forma data is presented for informational purposes only and may not necessarily reflect the results of our operations had LEI operated as part of us for the period presented, nor are they necessarily indicative of the results of future operations. The pro forma information excludes the effect of non-recurring charges.

Year Ended
December 31, 2009
(Dollars in Millions)
Revenues	$21,753
Net income attributable to DIRECTV	1,113